SCHEDULE OF SHARE OPTION ACTIVITY (Details) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Other Liabilities Disclosure [Abstract]
Number of Options Outstanding, Beginning Balance	490,000	500,000	480,000
Weighted Average Exercise Price, Beginning Balance	$ 1.50	$ 1.50	$ 1.50
Weighted Average Remaining Life in Years, Outstanding Term		10 days	4 months 6 days	1 year 2 months 19 days
Number of Option Outstanding Exercisable, Beginning Balance	483,341	413,337	270,000
Weighted Average Exercise Price Exercisable, Beginning Balance	$ 1.50	$ 1.50	$ 1.50
Weighted Average Remaining Life in Years, Exercisable Term		10 days	2 months 8 days	1 year 1 month 20 days
Number of Options, Granted			160,000
Weighted Average Price, Granted
Number of Options, Cancelled			(140,000)
Weighted Average Exercise Price, Cancelled
Number of Options, Exercised	(270,000)	(10,000)
Weighted Average Exercise Price, Exercised
Number of Options Outstanding, Ending Balance	220,000	490,000	500,000	480,000
Weighted Average Exercise Price Outstanding, Ending Balance	$ 1.50	$ 1.50	$ 1.50	$ 1.50
Number of Option Outstanding Exercisable, Ending Balance	220,000	483,341	413,337	270,000
Weighted Average Exercise Price Exercisable, Ending Balance	$ 1.50	$ 1.50	$ 1.50	$ 1.50